As filed with the Securities and Exchange Commission on March 12, 2001

                                             1933 Act Registration No. 333-49850


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

      [ ] Pre-Effective Amendment No. [ X ] Post-Effective Amendment No.  1
                                       ---                               ---


                     PAINEWEBBER PACE SELECT ADVISORS TRUST
               (Exact name of registrant as specified in charter)
                               51 West 52nd Street
                          New York, New York 10019-6114
                    (Address of principal executive offices)
       Registrant's telephone number, including area code: (212) 713-2000

                              AMY R. DOBERMAN, ESQ.
                     Mitchell Hutchins Asset Management Inc.
                     1285 Avenue of the Americas, 18th Floor
                            New York, New York 10019
                     (Name and address of agent for service)
                                   Copies to:

       JON S. RAND, ESQ.                        ARTHUR J. BROWN, ESQ.
    Willkie Farr & Gallagher                  Kirkpatrick & Lockhart LLP
       787 Seventh Avenue             1800 Massachusetts Avenue, N.W., 2nd Floor
 New York, New York 10019-6099                  Washington, D.C. 20036
    Telephone: (212) 821-8256                 Telephone:  (202) 778-9000


It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b).

Title of securities being registered: Class A, Class B, Class C and Class Y shares of beneficial interest in the series of the Registrant designated PACE Small/Medium Company Value Equity Investments.

No filing fee is due because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of securities.

                     PAINEWEBBER PACE SELECT ADVISORS TRUST

                       CONTENTS OF REGISTRATION STATEMENT

          This  Registration   Statement   contains  the  following  papers  and
documents:

           o      Cover Sheet
           o      Contents of Registration Statement
           o      Part A - Prospectus/Proxy Statement*
           o      Part B - Statement of Additional Information*
           o      Part C - Other Information
           o      Signature Page
           o      Exhibits

* Previously filed in Registrant's Registration Statement on Form N-14, SEC File No. 333-49850, on November 13, 2000 and subsequently filed in definitive form pursuant to Rule 497.

This post-effective amendment is being filed solely for the purpose of including in the Registration Statement the Definitive Agreement and Plan of Reorganization and Termination (Exhibit 4) and the Opinion and Consent of Counsel on Tax Matters (Exhibit 12) for the reorganization of PaineWebber Small Cap Fund, a series of PaineWebber Securities Trust, into PACE Small/Medium Company Value Equity Investments, a series of the Registrant.

                            PART C. OTHER INFORMATION
                            -------------------------

Item 15. INDEMNIFICATION
         ---------------

      Article IX, Section 2 of the Amended and Restated Trust Instrument of PaineWebber PACE Select Advisors Trust ("Trust Instrument") provides that the Registrant will indemnify its trustees, officers, employees, investment managers and administrators and investment advisers to the fullest extent permitted by law against claims and expenses asserted against or incurred by them by virtue of being or having been a trustee, officer, employee, investment manager and administrator or investment adviser; provided that (i) no such person shall be indemnified where there has been an adjudication or other determination, as described in Article IX, that such person is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or did not act in good faith in the reasonable belief that his or her action was in the best interest of the Registrant, or (ii) no such person shall be indemnified where there has been a settlement, unless there has been a determination that such person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office; such determination shall be made (A) by the court or other body approving the Settlement, (B) by the vote of at least a majority of those trustees who are neither Interested Persons of the trust nor are parties to the proceeding based upon a review of readily available facts (as opposed to a full trial-type inquiry), or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

      "Interested Person" has the meaning provided in the Investment Company Act of 1940, as amended from time to time. Article IX, Section 2(d) of the Trust Instrument also provides that the Registrant may maintain insurance policies covering such rights of indemnification.

      Article IX, Section 1 of the Trust Instrument provides that the trustees and officers of the Registrant (i) shall not be personally liable to any person contracting with, or having a claim against, the Trust, and (ii) shall not be liable for neglect or wrongdoing by them or any officer, agent, employee or investment adviser of the Registrant, provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Registrant.

      Article X, Section 2 of the Trust Instrument provides that, subject to the provisions of Article IX, the trustees shall not be liable for (i) errors of judgment or mistakes of fact or law or (ii) any act or omission made in accordance with advice of counsel or other experts, or (iii) failure to follow such advice, with respect to the meaning and operation of the Trust Instrument.

      Registrant undertakes to carry out all indemnification provisions of its Trust Instrument and By-laws in accordance with Investment Company Act Release No. 11330 (September 4, 1980) and successor releases.

      Section 9 of the Investment Management and Administration Agreement ("Management Agreement") with Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins") provides that Mitchell Hutchins shall not be liable for any error of judgment or mistake of law or for any loss suffered by any series of the Registrant in connection with the matters to which the Management Agreement relates, except for a loss resulting from the willful misfeasance, bad faith, or gross negligence of Mitchell Hutchins in the performance of its duties or from its reckless disregard of its obligations and duties under the Management Agreement. Section 10 of the Management Agreement provides that the Trustees and shareholders shall not be liable for any obligations of the Trust or any series under the Management Agreement and that Mitchell Hutchins shall look only to the assets and property of the Registrant in settlement of such right or claim and not to the assets and property of the Trustees or shareholders.

      Section 6 of each Sub-Advisory Agreement provides that the Sub-Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the portfolio, the Registrant or its shareholders or by Mitchell Hutchins in connection with the matters to which the Sub-Advisory Agreement relates, except for a loss resulting from the willful misfeasance, bad faith, or gross negligence on its part in the performance of its duties or from its reckless disregard of its obligations and duties under the Management Agreement.

      Section 9 of the Distribution Contract provides that the Registrant will indemnify Mitchell Hutchins and its officers, directors and controlling persons against all liabilities arising from any alleged untrue statement of material fact in the Registration Statement or from any alleged omission to state in the Registration Statement a material fact required to be stated in it or necessary to make the statements in it, in light of the circumstances under which they were made, not misleading, except insofar as liability arises from untrue statements or omissions made in reliance upon and in conformity with information furnished by Mitchell Hutchins to the Registrant for use in the Registration Statement; and provided that this indemnity agreement shall not protect any such persons against liabilities arising by reason of their bad faith, gross negligence or willful misfeasance; and shall not inure to the benefit of any such persons unless a court of competent jurisdiction or controlling precedent determines that such result is not against public policy as expressed in the Securities Act of 1933. Section 9 of the Distribution Contract also provides that Mitchell Hutchins agrees to indemnify, defend and hold the Registrant, its officers and Trustees free and harmless of any claims arising out of any alleged untrue statement or any alleged omission of material fact contained in information furnished by Mitchell Hutchins for use in the Registration Statement or arising out of an agreement between Mitchell Hutchins and any retail dealer, or arising out of supplementary literature or advertising used by Mitchell Hutchins in connection with the Contract.

      Section 9 of the Dealer Agreement contains provisions similar to Section 9
of  the  Distribution  Contract,   with  respect  to  PaineWebber   Incorporated
("PaineWebber").

      Section 15 of the Distribution  Contract  contains  provisions  similar to
Section 10 of the Management Agreement.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be provided to trustees, officers and controlling persons of the Trust, pursuant to the foregoing provisions or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a trustee, officer or controlling person of the Trust in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Trust by such trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.    EXHIBITS
            --------

      (1)   (a)   Certificate of Business Trust effective September 9, 1994 1/
                                                                            -
            (b)   Amended and Restated Trust Instrument 2/
                                                        -

      (2)  Amended and Restated By-Laws 2/
                                         -

      (3)  Copies of any voting trust agreement - none

      (4)  Agreement and Plan of Reorganization and Termination (filed herewith)

      (5) Instruments defining the rights of holders of Registrant's shares of beneficial interest 3/
                               -

      (6)  (a)   Investment Management and Administration Agreement 4/
                                                                    -

           (b)   Sub-Advisory   Agreement  with  Pacific  Investment  Management
                 Company LLC with respect to PACE Government Securities Fixed Income Investments dated as of October 10, 2000 2/
                                                                 -

           (c) Sub-Advisory Agreement with Metropolitan West Asset Management LLC with respect to PACE Intermediate Fixed Income Investments dated as of October 10, 2000 2/
                                              -

           (d) Sub-Advisory Agreement with Pacific Investment Management Company LLC with respect to PACE Strategic Fixed Income Investments dated as of May 5, 2000 2/
                                                     -

           (e) Sub-Advisory Agreement with Standish, Ayer & Wood, Inc. with respect to PACE Municipal Fixed Income Investments dated as of October 10, 2000 2/
                                  -

           (f) Sub-Advisory Agreement with Rogge Global Partners plc with respect to PACE Global Fixed Income Investments dated as of October 10, 2000 2/
                                  -

           (g) Sub-Advisory Agreement with Fischer Francis Trees & Watts, Inc. with respect to PACE Global Fixed Income Investments dated as of November 13, 2000 5/
                                               -

           (h) Sub-Advisory Agreement with State Street Global Advisors with respect to PACE Large Company Value Equity Investments dated as of October 10, 2000 2/
                                        -

           (i) Sub-Advisory Agreement with Institutional Capital Corporation with respect to PACE Large Company Value Equity Investments dated as of July 1, 2000 2/
                                          -

           (j) Sub-Advisory Agreement with Westwood Management Corporation with respect to PACE Large Company Value Equity Investments dated as of July 1, 2000 2/
                                          -

           (k) Sub-Advisory Agreement with Alliance Capital Management L.P. with respect to PACE Large Company Growth Equity Investments dated as of October 10, 2000 2/
                                              -

           (l) Sub-Advisory Agreement with State Street Global Advisors with respect to PACE Large Company Growth Equity Investments dated as of October 10, 2000 2/
                                        -

           (m)   Sub-Advisory  Agreement  with Ariel Capital  Management,  Inc.
                 with  respect  to  PACE  Small/Medium   Company  Value  Equity
                 Investments dated as of October 4, 1999 1/
                                                         -

           (n) Sub-Advisory Agreement with ICM Asset Management, Inc. with respect to PACE Small/Medium Company Value Equity Investments dated as of October 10, 2000 2/
                                               -

           (o) Sub-Advisory Agreement with Delaware Management Company with respect to PACE Small/Medium Company Growth Equity Investments dated as of December 16, 1996 6/
                                               -

           (p) Sub-Advisory Agreement with Martin Currie Inc. with respect to PACE International Equity Investments dated as of October 10, 2000 7/
                      -

           (q) Sub-Advisory Agreement with Schroder Investment Management North America Inc. with respect to PACE International Emerging Markets Equity Investments dated as of June 15, 1995 4/
                                                                      -

      (7)  (a)   Distribution Contract 2/
                                       -

           (b)   Dealer Agreement 2/
                                   -

      (8)  Bonus, profit sharing or pension plans - none

      (9)  Custodian Agreement 1/
                                -

      (10) Plan pursuant to Rule 12b-1

           (a) Plan of Distribution pursuant to Rule 12b-1 with respect to Class A shares 2/
                                -

           (b) Plan of Distribution pursuant to Rule 12b-1 with respect to Class B shares 2/
                                -

           (c) Plan of Distribution pursuant to Rule 12b-1 with respect to Class C shares 2/
                                -

           (d)   Plan pursuant to Rule 18f-3 8/
                                             -

      (11) Opinion and consent of Counsel on legality of shares 9/
                                                                -

      (12) Opinion and consent of Counsel on tax matters (filed herewith)

      (13) Transfer Agency Agreement 10/
                                     --

      (14) (a)   Accountants' consent 9/
                                      -

           (b)   Auditors' consent 9/
                                   -

      (15) Financial Statements omitted from prospectus - none

      (16) (a) Powers of Attorney for Ms. Alexander and Messrs. Beaubien, Bewkes, Hewitt, Janklow, White and Woodward 11/
                                                             --

           (b)   Power of Attorney for Mr. Storms 12/
                                                  --

      (17) Additional Exhibits - none

      -----------------


1/    Incorporated by reference from Post-Effective Amendment No.8 to
-     registration statement, SEC File No. 33-87254, filed December 1, 1999.

2/    Incorporated by reference from Registrant's N-14 registration statement,
-     SEC File No. 333-49052, filed November 1, 2000.

3/ Incorporated by reference from Articles IV, VI, IX and X of Registrant's Trust Instrument and from Articles V and IX of Registrant's By-Laws.

4/    Incorporated by reference from Post-Effective Amendment No. 1 to
-     registration statement, SEC File No. 33-87254, filed February 23, 1996.

5/    Incorporated by reference from Post-Effective Amendment No. 1 to
- Registrant's N-14 registration statement, SEC File No. 333-50238, filed March 6, 2001.

6/    Incorporated by reference from Post-Effective Amendment No. 4 to
-     registration statement, SEC File No. 33-87254, filed November 13, 1997.

7/    Incorporated by reference from Post-Effective Amendment No. 10 to
-     registration statement, SEC File No. 33-87254, filed November 9, 2000.

8/    Incorporated by reference from Registrant's N-14 registration statement,
-     SEC File No. 333-49850, filed November 13, 2000.

9/    Previously filed in Registrant's N-14 registration statement, SEC File No.
-     33-49850, filed November 13, 2000.

10/   Incorporated by reference from Post-Effective Amendment No. 2 to
--    registration statement, SEC File No. 33-87254, filed October 16, 1996.

11    Incorporated by reference from Post-Effective Amendment No. 9 to
--    registration statement, SEC File No. 33-87254, filed September 29, 2000.

12/   Incorporated by reference from Registrant's N-14 registration statement,
--    SEC File No. 333-50238, filed November 17, 2000.

Item 17. UNDERTAKINGS
         ------------

      (1) The undersigned Registrant agrees that prior to any public re-offering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the re-offering prospectus will contain the information called for by the applicable registration form for re-offerings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

      (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 12th day of March, 2001.

                              PAINEWEBBER PACE SELECT ADVISORS TRUST

                              By:      /s/ Dianne E. O'Donnell
                                       -----------------------
                                       Dianne E. O'Donnell
                                       Vice President and Assistant Secretary

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE                         TITLE                           DATE
---------                         -----                           ----

/s/ Brian M. Storms               President and Trustee           March 12, 2001
---------------------------       (Chief Executive Officer)
Brian M. Storms **

/s/ David J. Beaubien             Trustee and Chairman            March 12, 2001
---------------------------       of the Board of Trustees
David J. Beaubien *

/s/ Margo N. Alexander            Trustee                         March 12, 2001
---------------------------
Margo N. Alexander *

/s/ E. Garrett Bewkes, Jr.        Trustee                         March 12, 2001
---------------------------
E. Garrett Bewkes, Jr. *

/s/ William W. Hewitt, Jr.        Trustee                         March 12, 2001
---------------------------
William W. Hewitt, Jr. *

/s/ Morton L. Janklow             Trustee                         March 12, 2001
---------------------------
Morton L. Janklow *

/s/ William D. White              Trustee                         March 12, 2001
---------------------------
William D. White *

/s/ M. Cabell Woodward, Jr.       Trustee                         March 12, 2001
---------------------------
M. Cabell Woodward, Jr. *

/s/ Paul H. Schubert              Vice President and Treasurer    March 12, 2001
---------------------------       (Chief Financial and
Paul H. Schubert                  Accounting Officer)

* Signature affixed by Elinor W. Gammon pursuant to power of attorney dated September 12, 2000 and incorporated by reference from Exhibit 16 to Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A of PaineWebber PACE Select Advisors Trust, SEC File No. 33-87254, filed September 29, 2000.

** Signature affixed by Elinor W. Gammon pursuant to power of attorney dated November 13, 2000 and incorporated by reference from Exhibit 16(b) to the Registration Statement on Form N-14 of PaineWebber PACE Select Advisors Trust, SEC File No. 333-50238, filed November 17, 2000.

                     PAINEWEBBER PACE SELECT ADVISORS TRUST

                                  EXHIBIT INDEX
                                  -------------
Exhibit
Number

      (1)   (a)   Certificate of Business Trust effective September 9, 1994 1/
                                                                            -

            (b)   Amended and Restated Trust Instrument 2/
                                                        -

      (2)   Amended and Restated By-Laws 2/
                                         -

      (3)   Copies of any voting trust agreement - none

      (4) Agreement and Plan of Reorganization and Termination (filed herewith)

      (5) Instruments defining the rights of holders of Registrant's shares of beneficial interest 3/
                                -

      (6)   (a)   Investment Management and Administration Agreement 4/
                                                                     -

            (b) Sub-Advisory Agreement with Pacific Investment Management Company LLC with respect to PACE Government Securities Fixed Income Investments dated as of October 10, 2000 2/
                                                                  -

            (c) Sub-Advisory Agreement with Metropolitan West Asset Management LLC with respect to PACE Intermediate Fixed Income Investments dated as of October 10, 2000 2/
                                               -

            (d) Sub-Advisory Agreement with Pacific Investment Management Company LLC with respect to PACE Strategic Fixed Income Investments dated as of May 5, 2000 2/
                                                      -

            (e) Sub-Advisory Agreement with Standish, Ayer & Wood, Inc. with respect to PACE Municipal Fixed Income Investments dated as of October 10, 2000 2/
                                   -

            (f) Sub-Advisory Agreement with Rogge Global Partners plc with respect to PACE Global Fixed Income Investments dated as of October 10, 2000 2/
                                   -

            (g) Sub-Advisory Agreement with Fischer Francis Trees & Watts, Inc. with respect to PACE Global Fixed Income Investments dated as of November 13, 2000 5/
                                                -

            (h) Sub-Advisory Agreement with State Street Global Advisors with respect to PACE Large Company Value Equity Investments dated as of October 10, 2000 2/
                                         -

            (i) Sub-Advisory Agreement with Institutional Capital Corporation with respect to PACE Large Company Value Equity Investments dated as of July 1, 2000 2/
                                           -

            (j) Sub-Advisory Agreement with Westwood Management Corporation with respect to PACE Large Company Value Equity Investments dated as of July 1, 2000 2/
                                           -

            (k) Sub-Advisory Agreement with Alliance Capital Management L.P. with respect to PACE Large Company Growth Equity Investments dated as of October 10, 2000 2/
                                               -

            (l) Sub-Advisory Agreement with State Street Global Advisors with respect to PACE Large Company Growth Equity Investments dated as of October 10, 2000 2/
                                         -

            (m)   Sub-Advisory  Agreement  with Ariel Capital  Management,  Inc.
                  with  respect  to  PACE  Small/Medium   Company  Value  Equity
                  Investments dated as of October 4, 1999 1/
                                                          -

            (n) Sub-Advisory Agreement with ICM Asset Management, Inc. with respect to PACE Small/Medium Company Value Equity Investments dated as of October 10, 2000 2/
                                               -

            (o) Sub-Advisory Agreement with Delaware Management Company with respect to PACE Small/Medium Company Growth Equity Investments dated as of December 16, 1996 6/
                                                -

            (p) Sub-Advisory Agreement with Martin Currie Inc. with respect to PACE International Equity Investments dated as of October 10, 2000 7/
                       -

            (q) Sub-Advisory Agreement with Schroder Investment Management North America Inc. with respect to PACE International Emerging Markets Equity Investments dated as of June 15, 1995 4/
                                                                       -

      (7)   (a)   Distribution Contract 2/
                                        -

            (b)   Dealer Agreement 2/
                                   -

      (8)   Bonus, profit sharing or pension plans - none

      (9)   Custodian Agreement 1/
                                -

      (10)  Plan pursuant to Rule 12b-1

            (a) Plan of Distribution pursuant to Rule 12b-1 with respect to Class A shares 2/
                                 -

            (b) Plan of Distribution pursuant to Rule 12b-1 with respect to Class B shares 2/
                                 -

            (c) Plan of Distribution pursuant to Rule 12b-1 with respect to Class C shares 2/
                                 -

            (d)   Plan pursuant to Rule 18f-3 8/
                                              -

      (11)  Opinion and consent of Counsel on legality of shares 9/
                                                                 -

      (12)  Opinion and consent of Counsel on tax matters (filed herewith)

      (13)  Transfer Agency Agreement 10/
                                      --

      (14)  (a)   Accountants' consent 9/
                                       -

            (b)   Auditors' consent 9/
                                    -

      (15)  Financial Statements omitted from prospectus - none

      (16)  (a)   Powers of Attorney  for Ms.  Alexander  and Messrs.  Beaubien,
                  Bewkes, Hewitt, Janklow, White and Woodward 11/
                                                              --

            (b)   Power of Attorney for Mr. Storms 12/
                                                   --

      (17)  Additional Exhibits - none

      -----------------

1/    Incorporated by reference from Post-Effective Amendment No. 8 to
-     registration statement, SEC File No. 33-87254, filed December 1, 1999.

2/    Incorporated by reference from Registrant's N-14 registration statement,
-     SEC File No. 333-49052, filed November 1, 2000.

3/ Incorporated by reference from Articles IV, VI, IX and X of Registrant's Trust Instrument and from Articles V and IX of Registrant's By-Laws.

4/    Incorporated by reference from Post-Effective Amendment No. 1 to
-     registration statement, SEC File No. 33-87254, filed February 23, 1996.

5/    Incorporated by reference from Post-Effective Amendment No. 1 to
- Registrant's N-14 registration statement, SEC File No. 333-50238, filed March 6, 2001.

6/    Incorporated by reference from Post-Effective Amendment No. 4 to
-     registration statement, SEC File No. 33-87254, filed November 13, 1997.

7/    Incorporated by reference from Post-Effective Amendment No. 10 to
-     registation statement, SEC File No. 33-87254, filed November 9, 2000.

8/    Incorporated by reference from Registrant's N-14 registration statement,
-     SEC File No. 333-49850, filed November 13, 2000.

9/    Previously filed in Registrant's N-14 registration statement, SEC File No.
-     333-49850, filed November 13, 2000.

10/   Incorporated by reference from Post-Effective Amendment No. 2 to
--    registration statement, SEC File No. 33-87254, filed October 16, 1996.

11/   Incorporated by reference from Post-Effective Amendment No. 9 to
--    registration statement, SEC File No. 33-87254, filed September 29, 2000.

12/   Incorporated by reference from Registrant's N-14 registration statement,
--    SEC File No. 333-50238, filed November 17, 2000.